Annual Total Returns- Transamerica High Yield Bond (Retail Class) [BarChart] - Retail Class - Transamerica High Yield Bond - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.93%	16.99%	6.22%	3.43%	(4.66%)	14.15%	6.89%	(2.77%)	13.54%	3.56%